Pensions and other post-employment benefits - Narratives (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Pensions and other post-employment benefits
Actuarial valuation term		3 years
Pension expense		£ 25	£ 8	£ 4
Plan assets acquired in demerger, defined benefit plans		39
Plan liabilities assumed in demerger, defined benefit plans		£ 39
Independent schemes separated		2
Pension plan | Forecast
Pensions and other post-employment benefits
Employer contributions	£ 24
Post retirement obligations | Forecast
Pensions and other post-employment benefits
Employer contributions	£ 1
GSK Group
Pensions and other post-employment benefits
Independent schemes separated		1
Group
Pensions and other post-employment benefits
Independent schemes separated		1